Equity (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense	$ 52
Weighted Average Period	1.82
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense	44
Weighted Average Period	1.76
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense	$ 23
Weighted Average Period	1.82